Lease - Schedule of Right-of-Use Asset, Net and Current Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Right-of-Use Asset, Net and Current Lease Liabilities [Abstract]
Right-of-use asset, net	$ 2,876	$ 2,321
Current operating lease liabilities	1,853	1,082
Non-current operating lease liabilities	$ 1,088	$ 1,286